Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2019
Taxes on Income [Line Items]
Israeli corporate tax rate	23.00%
Carry-forwards losses	$ 1.7	$ 40.0
Parent [Member]
Taxes on Income [Line Items]
Carry-forwards losses		$ 19.0
Enlivex Therapeutics R&D Ltd. [Member]
Taxes on Income [Line Items]
Carry-forwards losses	$ 58.0